MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2018
Mineral Properties
MINERAL PROPERTIES

As at December 31, 2018 and December 31, 2017, the Company has capitalized the following acquisition, exploration and evaluation costs on its mineral properties:

	Balance December 31, 2017	Acquisition	Concessions, taxes, and royalties	Salaries and share-based payments	Drilling, exploration, and technical consulting	Assaying, field supplies, and environmental	Travel and other expenditures	Total expenditures	Currency translation adjustments	Disposal or write-down of mineral properties	Balance December 31, 2018
Springpole	$70,398	$-	$237	$1,048	$657	$479	$559	$2,980	$-	$-	$73,378
Goldlund	93,807	-	2	928	1,045	596	226	2,797	-	-	96,604
Hope Brook	18,665	-	123	459	136	116	82	916	-	-	19,581
Cameron	26,676	-	39	193	57	39	28	356	-	-	27,032
Pickle Crow	16,496	-	50	92	58	36	22	258	-	-	16,754
Duquesne	5,053	-	6	4	27	-	1	38	-	-	5,091
Pitt	2,080	-	-	-	1	-	1	2	-	-	2,082
Others(1)	2,515	-	2	10	21	9	2	44	-	-	2,559
Canada Total	$235,690	$-	$459	$2,734	$2,002	$1,275	$921	$7,391	$-	$-	$243,081
Miranda	810	-	48	18	9	1	-	76	76	(962)	-
Socorro	782	-	107	3	4	-	-	114	77	(973)	-
San Ricardo	969	-	140	1	6	-	4	151	96	(1,216)	-
Others(2)	922	-	203	11	32	4	2	252	100	(1,030)	244
Mexico Total	$3,483	$-	$498	$33	$51	$5	$6	$593	$349	$(4,181)	$244
USA	698	-	43	-	-	-	-	43	63	-	804
Total	$239,871	$-	$1,000	$2,767	$2,053	$1,280	$927	$8,027	$412	$(4,181)	$244,129

	Balance December 31, 2016	Acquisition	Concessions, taxes, and royalties	Salaries and share-based payments	Drilling, exploration, and technical consulting	Assaying, field supplies, and environmental	Travel and other expenditures	Total expenditures	Currency translation adjustments	Disposal or write-down of mineral properties	Balance December 31, 2017
Springpole	$68,121	$243	$315	$443	$462	$357	$457	$2,034	$-	$-	$70,398
Goldlund	85,103	1,196	3	581	4,173	2,125	626	7,508	-	-	93,807
Hope Brook	17,595	-	21	186	397	182	284	1,070	-	-	18,665
Cameron	26,017	-	38	108	174	300	39	659	-	-	26,676
Pickle Crow	15,821	180	63	24	313	69	26	495	-	-	16,496
Duquesne	5,023	-	1	-	23	4	2	30	-	-	5,053
Pitt	2,074	-	-	-	5	1	-	6	-	-	2,080
Others(1)	-	2,500	2	-	10	3	-	15	-	-	2,515
Canada Total	$219,754	$4,119	$443	$1,342	$5,557	$3,041	$1,434	$11,817	$-	$-	$235,690
Miranda	760	-	76	-	24	2	-	102	(52)	-	810
Socorro	712	-	112	-	8	-	-	120	(50)	-	782
San Ricardo	829	-	191	-	4	1	3	199	(59)	-	969
Others(2)	703	-	245	-	23	1	2	271	(52)	-	922
Mexico Total	$3,004	$-	$624	$-	$59	$4	$5	$692	$(213)	$-	$3,483
USA	703	-	39	-	-	-	1	40	(45)	-	698
Total	$223,461	$4,119	$1,106	$1,342	$5,616	$3,045	$1,440	$12,549	$(258)	$-	$239,871

(1)	Other mineral properties in Canada as at December 31, 2018 and December 31, 2017 include the mining claims and concessions located in the Township of Duparquet, Quebéc, which are near the Company’s Duquesne gold project and the Duparquet gold project (in which the Company holds a 10% indirect interest).

(2)	Other mineral properties in Mexico as at December 31, 2018 and December 31, 2017 include Puertecitos, Los Tamales, Las Margaritas, Geranio, El Apache, El Roble, Batacosa, Lachatao and Montana Negra.

On July 30, 2018, the Company entered into an option agreement (the “Option Agreement”) with Gainey Capital Corp. (“Gainey”), granting Gainey the right to earn a 100% interest in First Mining’s Las Margaritas gold project (“Las Margaritas”) located in the State of Durango in Mexico. Under the terms of the Option Agreement, Gainey can elect to make either annual share or cash payments to the Company for aggregate consideration of between $900 and $1,015 over the four year option period. In addition, as per the terms of the Option Agreement, Gainey will make annual payments of USD $25,000 in September 2018 (paid), September 2019, September 2020 and USD $250,000 in September 2021 in connection with an existing agreement on the property, and exploration expenditures totaling USD $1,000,000 over the four year option period on Las Margaritas.  Upon completion of the four year option period, Gainey obtains a 100% ownership interest in Las Margaritas, except that First Mining will retain a 2% net smelter returns (“NSR”) royalty interest, with Gainey having the right to buy back 1% of the NSR royalty interest for USD $1,000,000 up until the first anniversary of the commencement of commercial production at Las Margaritas. As at December 31, 2018, the carrying value of the Las Margaritas property is $244 (2017 - $183).

During the year ended December 31, 2018, the Company recorded a write-down of certain Mexican properties amounting to $4,181 (2017 - $nil). The write-down represents the complete write-off of the carrying value of these Mexican properties (except Las Margaritas), as the Company has no plans for future exploration and has not paid the associated concession taxes for over 12 months.

At December 31, 2018, the Company determined there were no significant events or changes in circumstances to indicate that the carrying amount of its other projects (the Canadian mineral property portfolio, the US property and the Las Margaritas property in Mexico) may not be recoverable. As such, there was no further write-down of mineral properties during the year ended December 31, 2018 (2017 - $nil).